PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Schedule of prepayments and other receivables amount due by customer type

	2020	2021
	RMB’000	RMB’000
Due from third parties	452,921	337,235
Due from related parties	242,601	171,059

	695,522	508,294

Schedule of prepayments and other receivables

	2020	2021
	RMB’000	RMB’000
Other receivables	606,452	423,028
Less: Provision for impairment	(10,590)	(6,503)

Other receivables, net (a)	595,862	416,525
Prepayments (b)	99,660	91,769

	695,522	508,294

Schedule of movements on provisions for impairment of other receivables
Movements on the provision for impairment of other receivables are as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At January 1	10,590	10,590	10,590
Provision for impairment	—	—	—
Reversal of impairment loss provision	—	—	(3,660)
Written off of impairment loss provision	—	—	(427)

At December 31	10,590	10,590	6,503

Schedule of prepayments and other receivables carrying amount by currency	The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies:

	2020	2021
	RMB’000	RMB’000
RMB	695,522	507,854
HKD	—	440

	695,522	508,294